DEBT - SCHEDULE OF SHORT-TERM DEBT (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Total short-term borrowings and current portion of long-term debt	$ 424.9	$ 347.1
Convertible Subordinated Debt, Current	94.5	93.9
Long-term Debt, Current Maturities	419.5
Senior Notes Current 2014	0.0	250.0
Senior Notes current 2015	325.0	0.0
Capital Lease Obligations, Current	$ 5.4	$ 3.2